Summary of Significant Accounting Policies - Summary of Subsidiaries Included in Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TLC Biopharmaceuticals, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	Taiwan Liposome Company, Ltd.
Name of Subsidiary	TLC Biopharmaceuticals, Inc.
Main Business Activities	Research on new anti-cancer drugs and biotechnology services
Ownership (%)	100.00%	100.00%
TLC Biopharmaceuticals, B.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	Taiwan Liposome Company, Ltd.
Name of Subsidiary	TLC Biopharmaceuticals B.V.
Main Business Activities	Technical authorization and product development
Ownership (%)	100.00%	100.00%
TLC Biopharmaceuticals, (H.K.) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	Taiwan Liposome Company, Ltd.
Name of Subsidiary	TLC Biopharmaceuticals, (H.K.) Limited
Main Business Activities	Biotechnology services and reinvestment
Ownership (%)	100.00%	100.00%
TLC Biopharmaceuticals, Pty Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	Taiwan Liposome Company, Ltd.
Name of Subsidiary	TLC Biopharmaceuticals Pty Ltd.
Main Business Activities	Technical authorization and product development
Ownership (%)	100.00%	100.00%
TLC Biopharmaceuticals, Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	Taiwan Liposome Company, Ltd.
Name of Subsidiary	TLC Biopharmaceuticals, Japan Co., Ltd.
Main Business Activities	Technical authorization and product development
Ownership (%)	100.00%	100.00%
TLC Biopharmaceuticals, (Shanghai) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Investor	TLC Biopharmaceuticals, (H.K.) Limited
Name of Subsidiary	TLC Biopharmaceuticals, (Shanghai) Limited
Main Business Activities	Consulting and technical service of medication
Ownership (%)	100.00%	100.00%